BUSINESS SEGMENT INFORMATION - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Interest income	$ 12,436,658	$ 13,466,136	$ 12,355,090
Interest expense	6,483,793	7,888,578	6,479,742
Fees and other income	1,849,991	1,426,070	1,001,859
Lease income	1,631,032	2,178,597	2,462,990
Credit loss expense / (benefit)	1,655,924	1,937,119	2,226,438
Lease expense	1,312,792	1,708,193	1,925,279
General, administrative and other expenses	4,623,641	4,566,275	4,401,724
Income/(loss) before income taxes	1,841,531	970,638	786,756
TOTAL ASSETS	164,572,121	165,248,750	164,972,574
Reportable Segments | Auto
Segment Reporting [Line Items]
Interest income	6,478,196	6,413,954	5,877,997
Interest expense	2,692,440	2,764,998	2,221,373
Fees and other income	135,868	71,853	17,540
Lease income	1,631,032	2,178,597	2,462,916
Credit loss expense / (benefit)	1,717,774	1,955,368	1,798,268
Lease expense	1,312,125	1,707,582	1,922,213
General, administrative and other expenses	1,191,839	1,344,385	1,350,735
Income/(loss) before income taxes	1,330,918	892,071	1,065,864
TOTAL ASSETS	55,593,609	60,421,685	61,712,224
Reportable Segments | CBB
Segment Reporting [Line Items]
Interest income	2,947,064	2,936,379	2,686,685
Interest expense	1,471,187	1,466,385	1,075,055
Fees and other income	273,642	139,054	259,680
Lease income	0	0	0
Credit loss expense / (benefit)	(18,726)	18,447	301,884
Lease expense	0	0	0
General, administrative and other expenses	1,558,654	1,422,392	1,462,285
Income/(loss) before income taxes	209,591	168,209	107,141
TOTAL ASSETS	8,267,146	9,505,643	12,085,496
Reportable Segments | CIB
Segment Reporting [Line Items]
Interest income	2,878,619	3,886,217	3,656,939
Interest expense	2,610,650	3,767,155	3,455,437
Fees and other income	722,658	661,712	365,336
Lease income	0	0	4
Credit loss expense / (benefit)	(6,494)	(37,540)	(20,666)
Lease expense	668	611	3,066
General, administrative and other expenses	860,681	833,936	626,271
Income/(loss) before income taxes	135,772	(16,233)	(41,829)
TOTAL ASSETS	31,645,895	25,351,991	26,416,104
Reportable Segments | Wealth Management
Segment Reporting [Line Items]
Interest income	338,107	369,368	359,661
Interest expense	158,148	156,951	94,013
Fees and other income	561,939	324,807	256,272
Lease income	0	0	0
Credit loss expense / (benefit)	0	0	205
Lease expense	0	0	0
General, administrative and other expenses	285,494	279,905	279,427
Income/(loss) before income taxes	456,404	257,319	242,288
TOTAL ASSETS	9,009,914	7,570,085	7,576,807
Reportable Segments | Commercial Banking
Segment Reporting [Line Items]
Interest income	2,320,271	2,523,314	2,282,347
Interest expense	1,494,969	1,667,362	1,511,054
Fees and other income	146,739	142,247	80,320
Lease income	0	0	70
Credit loss expense / (benefit)	(34,327)	3,583	152,884
Lease expense	0	0	0
General, administrative and other expenses	345,223	331,858	395,999
Income/(loss) before income taxes	661,145	662,758	302,800
TOTAL ASSETS	26,379,026	27,005,626	28,745,745
Other
Segment Reporting [Line Items]
Interest income	(2,525,599)	(2,663,096)	(2,508,539)
Interest expense	(1,943,601)	(1,934,273)	(1,877,190)
Fees and other income	9,145	86,397	22,711
Lease income	0	0	0
Credit loss expense / (benefit)	(2,303)	(2,739)	(6,137)
Lease expense	(1)	0	0
General, administrative and other expenses	381,750	353,799	287,007
Income/(loss) before income taxes	(952,299)	(993,486)	(889,508)
TOTAL ASSETS	$ 33,676,531	$ 35,393,720	$ 28,436,198